Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2024
Investments accounted for using equity method [abstract]
Investments Accounted for Using the Equity Method	Investments Accounted for Using the Equity Method
Financial information for associates accounted for using the equity method is as follows:
These amounts are based on the ownership interests of Takeda.

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Net profit (loss) for the year	¥(15,367)	¥(8,630)	¥6,473
Other comprehensive income (loss)	(497)	(892)	(1,793)
Total comprehensive income (loss) for the year	¥(15,863)	¥(9,522)	¥4,681
The carrying amount of the investments in associates accounted for using the equity method is as follows:

	JPY (millions) As of March 31
	2023	2024
Carrying amount of investments accounted for using the equity method	¥99,174	¥89,831